RELATED PARTY TRANSACTIONS (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares, Unvested, Beginning balance (in shares)	289,250	262,500	0
Shares, Granted (in shares)	19,757	464,000	350,000
Shares, Vested (in shares)	(189,882)	(228,250)	(87,500)
Shares, Forfeited (in shares)	0	(209,000)	0
Shares, Unvested, Ending balance (in shares)	119,125	289,250	262,500
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance (in dollars)	$ 159,013	$ 176,963	$ 0
Weighted-Average Grant-Date Fair Value, Granted (in dollars)	60,000	166,741	236,040
Weighted-Average Grant-Date Fair Value, Vested (in dollars)	(141,761)	(110,964)	(59,077)
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars)	0	(73,727)	0
Weighted-Average Grant-Date Fair Value, Unvested Ending balance (in dollars)	$ 77,252	$ 159,013	$ 176,963